Whitebox Tactical Advantage Fund
SUMMARY INFORMATION
Investment Objective.
The investment objective of Whitebox Tactical Advantage Fund (formerly named Whitebox Tactical Income Fund) (the “Fund”) is to produce a high level of total return, comprised of current income and capital appreciation.
Fees and Expenses.
The following table describes the fees and expenses that you may pay if you buy and hold shares of each Class of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Whitebox Tactical Advantage Fund	Investor Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Redemption Fee	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Whitebox Tactical Advantage Fund		Investor Shares	Institutional Shares
Management Fee		0.92%	0.92%
Distribution and Service (12b-1) Fee		0.25%	none
Dividend and Interest Expense on Short Sales		0.41%	0.41%
Other Operating Expenses		2.31%	2.31%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	3.90%	3.65%
Less Fee Waivers and Expense Reimbursements	[2]	(1.96%)	(1.96%)
Total Annual Operating Expenses after Fee Waivers and Expense Reimbursements		1.94%	1.69%
[1]	Acquired Fund Fees and Expenses are not directly borne by the Fund, and they are not reflected in the Fund's financial statements. As a result of the Acquired Fund Fees and Expenses not being reflected in the Fund's financial statements, and due to non-substantive accrual differences and rounding, the information presented in the expense table may differ from that presented in the Financial Highlights.
[2]	The Fund's investment adviser has contractually agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual fund operating expenses at no more than 1.52% and 1.27% of the Fund's Investor Class shares and Institutional Class shares, respectively, exclusive of interest, taxes, dividend expense, borrowing costs, acquired fund fees and expenses, interest expense related to short sales, and extraordinary expenses. As a result of such exclusions, the Fund's net annual fund operating expenses may exceed the expense limitations to the extent of such excluded expenses. This agreement will continue at least through February 28, 2016 (subject to early termination only by the Board of Trustees). The Fund's investment adviser may recover waived fees and expenses for a period of thirty-six months following the fiscal period in which such fees and expenses were waived, subject to any contractual fee and expense limitations in effect at the time of the waiver and approval of such fees and expenses by the Board of Trustees.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s expenses are equal to the net annual fund operating expenses for the first year and the total annual fund operating expenses for the three-year period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Whitebox Tactical Advantage Fund (USD $)	Investor Shares	Institutional Shares
1 Year	197	172
3 Years	1,009	936
5 Years	1,839	1,720
10 Years	3,994	3,774

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 63% of the average value of its portfolio.
Principal Investment Strategies.
The Adviser seeks to achieve the Fund’s investment objective by selecting portfolio investments from a broad spectrum of fixed-income and other current income-producing securities. The Fund may invest without limitation in bills, notes, bonds, debentures and other fixed income securities of U.S. (federal, state and local) and foreign governments, government agencies and U.S. and foreign private issuers. The Fund may invest in issuers across all sectors and industries, and in issuers at any market capitalization. The types of private issuers in which the Fund may invest are corporations, trusts, general partnerships, limited partnerships, master limited partnerships and other legal forms. The Fund may also invest in many forms of securities and other interests, including common and preferred equity securities, debt securities, loans, structured securities and derivatives. The Fund may also invest without limitation in other income-producing securities, including dividend paying common, convertible and preferred stocks and securities of real estate investment trusts. In managing the Fund’s investment portfolio, the Adviser will not be constrained by any requirements to manage the Fund in relation to or against any market indices. The Fund will not be required to observe any asset class diversification requirements, and, from time to time, the Fund’s portfolio may be focused in a limited number of such asset classes.

The Adviser will seek to achieve the Fund’s investment objective in three primary, interrelated ways:
(1) dynamically allocating the Fund’s investment portfolio among the broad spectrum of permissible income generating investments based on the Adviser’s assessment of the investment prospects for each such asset class; (2) seeking to invest in the best investments within each selected asset class by performing thorough bottom-up research of prospective investments; and (3) seeking, from time to time, to hedge against industry, credit, durational and other risks in the Fund’s typically long-biased portfolio, primarily with the use of short sales and derivatives, described below.

The Fund may invest in fixed-income securities ranging from short-term to long-term in duration. The average duration in the fixed-income portion of the Fund’s portfolio at any time will depend on the Adviser’s assessment of interest rates and of market risk generally. The Adviser expects that the Fund’s average portfolio duration will vary, depending on the Adviser’s assessment of relevant markets and economies, from negative 3 years to positive 8 years. Duration is a mathematical measure of a security’s or portfolio’s price sensitivity to changes in interest rates. The longer the duration, the more sensitive the security or portfolio will be to changes in interest rates. Duration is not necessarily equal to maturity. Maturity measures only the time until final payment is due, whereas duration factors in the pattern of all payments of interest and principal over time, including how these payments are likely affected by prepayments and by changes in interest rates, as well as the time until an interest rate is reset (in the case of floating rate securities).

The Fund may invest without limitation in commercial and residential mortgage-backed securities (bonds that are backed by a mortgage loan or pools of loans secured by either commercial property or residential mortgages, as applicable), collateralized mortgage obligations (bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections), asset-backed securities (securities that are backed by automobile loans, credit card receivables, student loans, manufactured housing loans, aircraft and other equipment leases or trade receivables, including collateralized debt obligations), corporate bonds and municipal securities. These investments may also include interest-only, principal-only and residual classes of such securities.

The Fund may invest without limitation in non-investment grade, high-yield securities (commonly referred to as “junk bonds”). However, the Fund may not invest in securities rated lower than Caa by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by the Adviser to be of comparable quality. Such securities may be in or near default. In the event of adverse business, financial, or economic conditions, the issuers of junk bonds may not have the financial capacity to meet their obligations to pay principal and interest.

The Fund may invest without limitation in derivatives, such as options, forward and futures contracts and swaps. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund also may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts, or by using other investment techniques, such as buy backs and dollar rolls.

The Adviser intends to regularly monitor and re-evaluate the Fund’s investments and will sell a security when the Adviser believes it no longer has adequate potential to generate positive investment returns. This may occur, for example, when a security becomes repriced by the market such that the market price is no longer representative of the value that the Adviser ascribed to the security when it was originally purchased, an event occurs affecting the issuer that adversely affects the value of the security, or the Adviser determines to shift the Fund’s investment focus from one asset class to another.

The Fund’s combined long and short market exposure may vary from time to time depending on the Adviser’s assessment of current market conditions. Market exposure in excess of 100% of the Fund’s net asset value (“NAV”) is commonly referred to as “economic leverage.” The Adviser may achieve economic leverage through the use of derivatives (principally, short positions, total return swaps, options and futures and forward contracts) and through borrowing (subject to regulatory limitations). Subject to the following sentence, derivatives may be used without limitation for both speculative and hedging purposes. In normal market conditions, the Adviser will limit the Fund’s long and short market exposure to 200% or less of the Fund’s NAV; however, the Fund’s combined long and short market exposure may from time to time approach 225% if the Adviser determines that market conditions warrant the increase in market exposure.

The Fund may invest in exchange-traded funds (“ETFs”). ETFs are generally baskets of securities that either replicate or sample an index or a portion of an index. The Investment Company Act of 1940 and certain exemptive orders in which the Funds participate limit the amount that the Fund may invest in ETFs and other investment companies.

The Investment Company Act of 1940 classifies mutual funds as either diversified or non-diversified. The Fund is a non-diversified mutual fund.
Principal Risk Factors
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund, or your investment may not perform as well as other investments. There can be no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. Set forth below is a description of the principal risks of investing in the Fund.
Active and Frequent Trading Risk. The Fund may engage in active and frequent trading of securities, including short-term trading. The Fund may buy a security and sell that security a short period of time after its purchase to realize gains if the Adviser believes that the sale is in the best interest of the Fund (for example, if the Adviser believes an alternative investment has greater growth potential). This activity will increase the Fund’s portfolio turnover rate and generate higher transaction costs due to commissions or dealer mark-ups and other expenses that would reduce the Fund’s investment performance. In addition, a high level of short-term trading may increase the amount of taxable distributions to shareholders that would reduce the after-tax returns of the Fund, and in particular may generate short-term capital gains that when distributed to shareholders are taxed at ordinary income tax rates.

Changing Fixed Income Market Conditions Risk. Following the financial crisis that began in 2007, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) has attempted to stabilize the U.S. economy and support the U.S. economic recovery by keeping the federal funds rate at or near zero percent. In addition, the Federal Reserve has purchased large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market (“Quantitative Easing”). As the Federal Reserve “tapers” or reduces Quantitative Easing, and when the Federal Reserve raises the federal funds rate, there is a risk that interest rates across the U.S. financial system will rise. These policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of the Fund’s investments and share price to decline. To the extent the Fund invests in derivatives tied to fixed income markets, the Fund may be more substantially exposed to these risks than if the Fund did not invest in derivatives. To the extent the Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover, which will increase the costs that the Fund incurs and may lower the Fund’s performance. The liquidity levels of the Fund’s portfolios may also be affected.

Collateralized Debt Obligations (CDOs) Risk. In addition to the typical risks associated with fixed income securities and asset-backed securities, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may not be adequate to ensure payment, particularly with respect to financial collateral (such as credit card receivables) or in the event of default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization; (iii) the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly. In addition, investments in CDOs may be characterized by the Fund as illiquid securities.

Convertible Securities Risk. If market interest rates rise, the value of a convertible security usually falls. The issuer of a convertible security may not be able to pay interest or dividends when due, and their market value may change based on actual or perceived changes in the issuer’s creditworthiness. Convertible securities are also subject to the same types of risk that apply to the underlying common stock. The Fund may be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return and result in investment losses.

Corporate Loans Risk. Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. The market for corporate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

Credit Risk. Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

Debt Securities Risk. Debt securities are subject to the risk that the borrower will not make timely payments of principal and interest. Actual or perceived changes in an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The value of a debt security may fall when interest rates rise. The market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Derivative Risk. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the Adviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Risks related to specific types of derivatives are set forth below. When the Fund invests in a derivative as a hedge against a position that the Fund holds or against a market to which the Fund is exposed, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security or market.
Total Return Swap Risk. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. Certain categories of swap agreements often have terms of greater than seven days and may be considered illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counter-party. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Credit Default Swap Risk. In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation, as opposed to a credit downgrade or other indication of financial difficulty. If the Fund sells a credit default swap to another party, the Fund acts as an insurer of the issuer’s obligations under the referenced security and, upon a default, is liable to the Fund’s counterparty for the defaulted amounts.

Futures Contract Risk. The Fund’s use of futures contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk; (ii) correlation or tracking risk and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, the Fund may experience losses that exceed losses experienced by funds that do not use futures contracts. There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are used as a substitute, or which futures are intended to hedge. Lack of correlation (or tracking) may be due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. Consequently, the effectiveness of futures as a security substitute or as a hedging vehicle will depend, in part, on the degree of correlation between price movements in the futures and price movements in underlying securities. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading. Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. The successful use of futures depends upon a variety of factors, particularly the ability of the Fund to predict movements of the underlying securities markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular futures strategy adopted will succeed.

Forward Contract Risk. Investments in forward contracts may increase volatility and be subject to additional market, active management, currency, and counterparty risks as well as liquidity risk if the contract cannot be closed when desired. Instruments purchased on a when-issued or delayed-delivery basis may be subject to risk of loss if they decline in value prior to delivery, or if the counterparty defaults on its obligation.

Option Risk. Option transactions in which the Fund expects to engage involve the specific risks described below: the Fund, as writer of an option, may be assigned an exercise at any time during the option period; disruptions in the markets for underlying instruments could result in losses on the Fund’s investments in options; imperfect or no correlation between the option and the securities being hedged; the insolvency of a broker used by the Fund could present risks for the Fund; and market imposed restrictions may prohibit the exercise of certain options. In addition, the option activities of the Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund.

Counterparty Risk. The Adviser selects and monitors counterparties to derivative contracts based on the relative cost and quality of their services and their creditworthiness and financial strength. Nonetheless, the Fund’s use of derivatives, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions, including the risk of counterparty default. If a swap agreement counterparty defaults on a payment obligation to the Fund, this default may cause the value of an investment in Fund Shares to decrease. The Advisor will endeavor to mitigate counterparty risk to the Fund by, among other things, reducing futures contract and swap exposures to certain counterparties and/or seeking alternate or additional counterparties. However, during periods of credit market turmoil or when the aggregate notional exposure needed by the Fund is relatively small (due to the level of the Fund’s net assets or otherwise), the Fund may have only one or a few counterparties. In such circumstances, the Fund will be exposed to greater counterparty risk.
Exchange-Traded Funds Risk. Most ETFs are investment companies and are therefore subject to the same limitations on and the same risks as the Fund. In addition, investments in ETFs have unique characteristics, including but not limited to, the expense structure and additional expenses associated with investing in ETFs. If the Fund acquires shares of ETFs, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the underlying ETFs in which the Fund invests. The price of an ETF can fluctuate over a wide range, and the Fund could lose money if the value of the basket of securities owned by the ETF goes down. ETFs have additional risks unique to their structure: the market price of an ETF’s shares may trade at a discount to their net asset value, an active trading market for an ETF’s shares may not develop enough to ensure liquidity, and an ETF may be subject to stock exchange activity such as de-listing and halting of trading activity.

Equity Securities Risk. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of the Fund’s portfolio. The value of equity securities could decline if the financial condition of the issuing companies decline or if factors that affect a particular industry or the overall market and economic conditions deteriorate. Equity securities are subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income and liquidation payments. See also “Convertible Securities Risk.”

Interest Rate Risk. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall, and decrease as interest rates rise.

Junk Bond Risk. Junk bonds are high risk investments that may cause income and principal losses for the Fund. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds, and claims of other creditors may have priority over the claims of junk bond holders. Prices of junk bonds are subject to extreme price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of junk bonds than on other higher rated fixed-income securities. Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing. Junk bonds may be less liquid than higher rated fixed-income securities. Investors in junk bonds may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

Leverage Risk. Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

Market Risk and Selection Risk. Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Adviser will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

Master Limited Partnership Risk. Investments in securities of a Master Limited Partnership (MLP) involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price, resulting from regulatory changes or other reasons. Certain MLP securities may trade in lower volumes due to their smaller capitalizations, and may be subject to more abrupt or erratic price movements and lower market liquidity. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage- and asset-backed securities. Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities.

These risks include:
Interest-Only Securities. The yield to maturity of interest-only classes of stripped mortgage-backed securities, which receives only the interest from the mortgage assets, is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and accelerated prepayments (which typically occur during periods of falling interest rates) can have a material adverse effect on the Fund’s yield to maturity from these securities. Interest-only securities subject their holders to a loss (including a possible total loss) in value to the extent that the underlying mortgages are prepaid.

Principal-Only Securities. Like zero-coupon securities, principal-only classes of stripped mortgage-backed securities are priced and traded at a discount from par value, rising to par at maturity. The duration of such securities will increase, and their returns will decrease, in periods of rising interest rates, which typically slow prepayments.

Reverse Mortgages. Reverse mortgage-related securities may be subject to risks different than other types of mortgage-related securities. The date of repayment for such loans is uncertain and may occur sooner or later than anticipated. The timing of payments for the corresponding mortgage-related security may be uncertain.

CMO Residuals. The yield to maturity on CMO residuals is extremely sensitive to pre-payments on the related underlying mortgage assets, in the same manner as an interest-only class of stripped mortgage-backed securities. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. CMO residuals subject their holders to a loss (including a possible total loss) in value to the extent that the underlying mortgages are prepaid.

Insufficiency of Collateral. The collateral securing mortgage- and asset-backed securities may not be adequate to ensure payment of the issuer’s obligations.
Municipal Securities Risks. Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:
General Obligation Bonds. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds. Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.

Moral Obligation Bonds. Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes. Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money.

Municipal Lease Obligations. In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Tax-Exempt Status. The Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities.
New Fund Risk. The Fund is recently-formed. Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, either of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.

Non-Diversified Status Risk. The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. These developments, in turn, may have a greater impact on the Fund’s performance.

Non-U.S. Securities Risk. Investments in non-U.S. securities may experience additional risks compared to investments in securities of U.S. companies. The securities markets of many non-U.S. countries are relatively small, with a limited number of issuers and securities. Furthermore, non-U.S. taxes also could detract from performance. Companies based in non-U.S. countries may not be subject to accounting, auditing and financial reporting standards and practices as stringent as those in the United States. Therefore, their financial reports may present an incomplete, untimely or misleading picture of a non-U.S. company, as compared to the financial reports of U.S. companies. Nationalization, expropriations or confiscatory taxation, currency blockage, political changes or diplomatic developments can cause the value of the Fund’s investments in a non-U.S. country to decline. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment in that country. Certain of the Fund’s foreign investments may be denominated in non-U.S. currencies. The value of these investments and the net income available for distribution may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations. A change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund’s assets and the Fund’s income available for distribution.

Preferred Securities Risk. Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Prepayment/Extension Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

Real Estate Related Securities Risk. The main risk of real estate related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the Fund’s real estate related investments are concentrated in one geographic area or in one property type, the Fund will be particularly subject to the risks associated with that area or property type. With respect to investments in real estate investment trusts (REITs), the Fund’s shareholders will bear a proportionate share of fees and expenses of the underlying REIT investments. Such fees and expenses are in addition to the fees and expenses reflected in the Fund’s fee and expense tables. It is expected that less than 10% of the Fund’s assets will be exposed, through the Fund’s investment in REITs, to subprime mortgages, reverse mortgages and negative amortization mortgages.

Short Sales Risk. Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. Short sales involve both costs and risks. The Fund typically will not own the underlying securities that it sells short and must pay the lender interest on the security it borrows, and the risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Such “naked” short sales expose the Fund to potentially unlimited losses. Government actions also may affect the Fund’s ability to engage in short selling.

Treasury Obligations Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

U.S. Government Mortgage-Related Securities Risk. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”) are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA securities also are supported by the right of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by Fannie Mae or Freddie Mac are solely the obligations of Fannie Mae or Freddie Mac, as the case may be, and are not backed by or entitled to the full faith and credit of the United States but are supported by the right of the issuer to borrow from the Treasury.

Volatility Risk. The Fund may have investments that increase or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or decreases in value over short periods of time.

When-Issued and Delayed Delivery Securities and Forward Commitments Risk. When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Zero Coupon Securities Risk. While interest payments are not made on such securities, holders of such securities are deemed to have received income (“phantom income”) annually, notwithstanding that cash may not be received currently. The effect of owning securities that do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations. This implicit reinvestment of earnings at a fixed rate eliminates the risk of being unable to invest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates the holder’s ability to reinvest at higher rates in the future. For this reason, some of these securities may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently. Longer term zero coupon bonds are more exposed to interest rate risk than shorter term zero coupon bonds. These investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of cash.

Performance Information.
Performance information for the Fund will be provided once it has investment returns for a full calendar year. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future.